Document and Entity Information	12 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	STRATUS FUND INC
Central Index Key	0000870156
Amendment Flag	false
Document Creation Date	Oct. 26, 2012
Document Effective Date	Oct. 26, 2012
Prospectus Date	Oct. 31, 2012